Stock Options - Schedule of Fair Value of Stock Options (Details) - Black-Scholes Option Pricing Model [Member]	9 Months Ended		12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Oct. 31, 2024	Oct. 31, 2023
Schedule of Fair Value of Stock Options [Line Items]
Risk-free interest rate	4.46%	4.05%	4.22%	4.10%
Expected life (in years)	3.86	4.86	4.61	5.61
Bottom of Range [Member]
Schedule of Fair Value of Stock Options [Line Items]
Expected volatility	112.20%	121.10%	125.77%	140.41%
Top of Range [Member]
Schedule of Fair Value of Stock Options [Line Items]
Expected volatility	134.44%	133.14%	133.62%	160.81%